INCOME TAXES (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Jun. 30, 2020
Previously corporate tax rate	34.00%
Corporate tax rate	21.00%
Valuation allowancealuation allowance tax rate	100.00%
Description of territorial tax		Earnings at an effective rate of 10.5% for tax years beginning after December 31, 2017 (increasing to 13.125% for tax years beginning after December 31, 2025) with a partial offset for foreign tax credits.
Operating loss carryforwards		$ 3,044,000	$ 2,488,000
Expiration year		2035	2035
Description of income tax rate on foreign subsidiary			The Company’s subsidiaries in China are subject to a unified income tax rate of 25%. Fangguan Electronics was certified as high-tech enterprises for three years from November 2016 to November 2019 and is taxed at a unified income tax rate of 15%.
CHINA
Description of income tax rate on foreign subsidiary		The Company’s subsidiaries in China are subject to a unified income tax rate of 25%. Fangguan Electronics was certified as high-tech enterprises for three calendar years from 2016 to 2019 and is taxed at a unified income tax rate of 15%.
Foreign income tax rate		25.00%	25.00%
Unified income tax rate		15.00%	15.00%
Renewed unified income tax rate		15.00%	15.00%
Inland Revenue, Hong Kong [Member]
Foreign income tax rate		16.50%	16.50%